Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
At cost:
Property and equipment, gross	¥ 1,168,377	$ 183,344	¥ 1,061,946
Less: Accumulated depreciation	(786,881)	(123,479)	(651,865)
Property and equipment, net	381,496	59,865	410,081
Electronic Equipment [Member]
At cost:
Property and equipment, gross	651,779	102,278	647,271
Office Equipment [Member]
At cost:
Property and equipment, gross	2,290	359	5,841
Motor Vehicles [Member]
At cost:
Property and equipment, gross	7,264	1,140	7,071
Software [Member]
At cost:
Property and equipment, gross	419,326	65,801	305,552
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	¥ 87,718	$ 13,766	¥ 96,211